Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets [abstract]
Financial assets	$ 7,078	$ 7,343	$ 13,916
Disclosure of financial liabilities [abstract]
Financial liabilities	8,726	8,088	7,789
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	7,066	7,068	13,391
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	275	525
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0	0
Disclosure of financial liabilities [abstract]
Financial liabilities	8,726	8,088	7,789
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	6,154	7,068	13,391
Cash and Cash Equivalents [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	6,154	7,068	13,391
Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0	0
Cash and Cash Equivalents [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0	0
Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets		263	35
Receivables [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets		0	0
Receivables [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets		263	35
Receivables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets		0	0
Investments [Member]
Disclosure of financial assets [abstract]
Financial assets	912
Investments [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	912
Investments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0
Investments [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets	12	12	490
Deposits [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0	0
Deposits [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	12	12	490
Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets	0	0	0
Accounts Payable and Accrued Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	346	247	455
Accounts Payable and Accrued Liabilities [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Accounts Payable and Accrued Liabilities [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	346	247	455
Loan payable [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	8,380	7,841	7,334
Loan payable [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Loan payable [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	0	0	0
Loan payable [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities	$ 8,380	$ 7,841	$ 7,334